Summary of Significant Accounting Policies (Details Textual)	6 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Subordinated Borrowing, Interest Rate	8.11%	7.94%	7.11%
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	52 years
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	50 years